Derivative financial liability – current (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of derivative financial liability

Schedule of derivative financial liability

	2021 £’000	2020 £’000	2019 £’000
Equity settled derivative financial liability
At 1 January	1,559	664	–
Warrants issued	–	997	1,148
Transfer to share premium on exercise of warrants	(70)	(499)	–
Gain recognised in finance income within the consolidated statement of comprehensive income	(936)	397	(484)
At 31 December	553	1,559	664

Equity settled derivative financial liability is a liability that is not to be settled for cash.

The following table details the outstanding warrants as at 31 December and also the movement in the year:

The following table details the outstanding warrants as at 31 December and also the movement in the year:

	At 1 January 2019	Granted	Lapsed	At 31 December 2019	Granted	Exercised	At 31 December 2020	Lapsed	Exercised	At 31 December 2021
May 2020 grant	–	–	–	–	7,545,456	(2,500,000)	7,045,456	–	(306,815)	6,738,641
October 19 grant	–	3,150,000	–	3,150,000	–	–	3,150,000	–	–	3,150,000
DARA Warrants	116,206	–	(111,582)	4,624	–	–	4,624	(544)	–	4,080
DARA Options	6,167	–	(3,332)	2,835	–	–	2,835	–	–	2,835